UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2007 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

ENERGY — 22.8%
Atwood Oceanics, Inc.*	193,100	$13,250,522
ENSCO International Incorporated	2,331,800	142,263,118
National Oilwell Varco, Inc. *	735,500	76,668,520
Patterson-UTI Energy, Inc.	3,972,300	104,113,983
Rosetta Resources, Inc.*‡	4,455,800	95,977,932
Rowan Companies, Inc.	2,374,300	97,298,814
		$529,572,889
RETAILING — 12.0%
Charming Shoppes, Inc. *	5,600,000	$60,648,000
Foot Locker, Inc.	2,672,300	58,256,140
RadioShack Corporation	1,116,400	36,997,496
Rent-A-Center, Inc.*	1,309,200	34,340,316
Ross Stores, Inc.	1,487,400	45,811,920
Zale Corporation*	1,773,600	42,229,416
		$278,283,288
TECHNOLOGY — 8.7%
Arrow Electronics, Inc.*	1,885,000	$72,440,550
Avnet, Inc. *	3,152,600	124,969,064
Western Digital Corporation	292,000	5,650,200
		$203,059,814
CONSUMER DURABLES — 5.4%
Champion Enterprises, Inc.*‡	4,451,600	$43,759,228
Coachmen Industries, Inc.‡	859,000	8,297,940
Fleetwood Enterprises, Inc.*‡	4,627,600	41,879,780
Thor Industries, Inc.	728,800	32,898,032
		$126,834,980
INDUSTRIAL PRODUCTS — 4.6%
Trinity Industries, Inc.	2,444,350	$106,426,999
FINANCIAL — 2.4%
Horace Mann Educators Corporation	630,100	$13,383,324
Mercury General Corporation	763,900	42,098,529
		$55,481,853
CONSUMER NON-DURABLES — 1.7%
American Greetings Corporation	1,407,800	$39,882,974
DEFENSE — 1.7%
Datapath, Inc.*,‡,†	4,100,000	$38,950,000
TOTAL COMMON STOCKS — 59.3% (Cost $752,260,756)		$1,378,492,797

SHORT-TERM U.S. GOVERNMENT SECURITY — 12.8% (Cost $298,214,052)
U.S. Treasury Bill — 4.73% 8/16/07	$300,000,000	$298,286,250
NON-CONVERTIBLE SECURITIES — 6.8%
Federal Home Loan Bank — 4.75% 2009	$50,000,000	$49,661,700
Federal Home Loan Bank — 5.25% 2009	25,000,000	25,032,525
U.S. Treasury Note — 4% 2007	25,000,000	24,945,312
U.S. Treasury Note — 4.25% 2007	58,000,000	57,882,187
TOTAL NON-CONVERTIBLE SECURITIES (Cost $157,106,993)		$157,521,724

TOTAL INVESTMENT SECURITIES — 78.9% (Cost $1,207,581,801)		$1,834,300,771

SHORT-TERM CORPORATE NOTES — 21.1%
Rabobank USA Financial Corporation — 5.32% 7/2/07	$46,660,000	$46,653,105
American General Finance Corporation — 5.24% 7/5/07	46,426,000	46,398,970
Toyota Motor Credit Corporation — 5.22% 7/9/07	50,000,000	49,942,000
ChevronTexaco Funding Corporation — 5.22% 7/12/07	61,365,000	61,267,123
Citigroup Funding Corporation — 5.25% 7/13/07	71,246,000	71,121,320
General Electric Capital Services, Inc. — 5.23% 7/19/07	71,850,000	71,662,112
Barclays U.S. Funding, Inc. — 5.225% 7/26/07	47,084,000	46,913,157
International Lease Finance Corporation — 5.24% 7/30/07	50,000,000	49,788,944
AIG Funding, Inc. — 5.24% 8/2/07	47,000,000	46,781,084
TOTAL SHORT-TERM CORPORATE NOTES (Cost $490,527,815)		$490,527,815

TOTAL INVESTMENTS — 100.0% (Cost $1,698,109,616)(A)		$2,324,828,586
Other assets and liabilities, net — 0.0%		(558,222)
TOTAL NET ASSETS — 100.0%		$2,324,270,364

* Non-income producing securities

‡ Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2007.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2007.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Champion Enterprises, Inc.	—	—	—	—
Coachmen Industries, Inc.	—	—	—	$25,770
Datapath, Inc.	—	—	—	—
Fleetwood Enterprises, Inc.	—	—	—	—
Rosetta Resources, Inc.	—	—	—	—

† Restricted security purchased without registration under the  Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration.  Datapath, Inc. constituted 1.7% of total net assets at June 30, 2007.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$646,932,480
Gross unrealized depreciation:	(20,213,510)
Net unrealized appreciation:	$626,718,970

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	August 28, 2007

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	August 28, 2007